Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
NOTE 12. PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	As of December 31,
(in thousands)	2021	2020
Computer equipment and software	$926	$263
Less accumulated depreciation	(302)	(88)

Property and equipment, net	$624	$175

Depreciation expense, included in general and administrative expense in the consolidated statement of operations and comprehensive loss, was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.